Subsequent Events - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Subsequent Event [Line Items]
Common stock, shares issued					0	0
Proceeds from issuance of common stock, net			$ 1,173	$ 0	$ 0	$ 251
ATM Prospectus Supplement [Member]
Subsequent Event [Line Items]
Common stock, shares issued			2,515,483		1,580,862
At-The-Market Facility [Member] | ATM Prospectus Supplement [Member]
Subsequent Event [Line Items]
Common stock, shares issued	201,319	934,621	934,621		0
Proceeds from issuance of common stock, net	$ 200